Exhibit 99.28

j.p. morgan acceptance corporation ii abs-15g

Seller Name	JPM Loan ID	Seller Loan ID	Exception ID	Exception ID Date	Condition Category	Condition Standardized Description	Condition ID	Initial Exception Grade	Final Exception Grade	Status	Condition Custom Description	Cleared Date	Compensating Factors	Lender Response	Comments	Loan Status	Moody's Initial Exception Grade	Moody's Final Exception Level Grade	Fitch Initial Exception Grade	Fitch Final Exception Level Grade	S&P Initial Exception Grade	S&P Final Exception Level Grade	Kroll Initial Exception Grade	Kroll Final Exception Level Grade	DBRS Initial Exception Grade	DBRS Final Exception Level Grade
(redacted)	304725153	(redacted)	1116096	06/17/2025	Credit	Missing Final 1003 Application	APP 0001	4	1	Closed	Missing Final Application consisting of (redacted) parts, Loan Application / Guarantor Application / Business Purpose Application. Only initial Loan Application was provided.	06/18/2025	06/18/2025 Agree, finding is cleared with the attached post-consummation dated Loan Application and Guarantor Application. - 06/18/2025 Agree, finding is cleared with the attached post-consummation dated Loan Application and Guarantor Application.

															06/18/2025 Recd post-consummation dated Loan Application and Guarantor Application. Still missing the Business Purpose section of the application.	Funded	D	A	D	A	D	A	D	A	D	A
(redacted)	304725153	(redacted)	1116114	06/17/2025	Credit	Missing evidence of property management experience	CRED 0039	3	1	Closed	Missing evidence of (redacted)-months property management experience within the most recent (redacted) months. Lease for subject property started (redacted). Operating agreement for property management company is dated (redacted). Ownership > (redacted) months, but property management experience not validated. No property track record provided to document SPR experience.

07/01/2025	07/01/2025 Recd lease agreement for non-subject REO to document (redacted) months property management experience, lease term (redacted) continuing on a month-to-month basis. - 07/01/2025 Recd lease agreement for non-subject REO to document (redacted) months property management experience, lease term (redacted) continuing on a month-to-month basis.
															06/25/2025 Recd list of loans. Missing lease agreement for non-subject rental property to document (redacted) months property management experience.	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	304876052	(redacted)	1152413	12/02/2025	Credit	Fraud report alerts have not been addressed	FRAUD 0001	3	1	Closed	Missing letter of explanation to address potential undisclosed REO, (redacted). PDR reflects co-borrower as owner. Missing confirmation from the borrower that the property belongs to (redacted) with shared name.	12/05/2025	12/05/2025 Finding is cleared with the attached email from borrower confirming the property is owned by his (redacted) whose (redacted) shares the same name.
															12/05/2025 Missing LOE addressing no ownership which was conditioned for.	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	304904382	(redacted)	1152435	12/02/2025	Credit	Unacceptable Property Zoning	PROP 0008	3	2	Acknowledged	Missing investors acknowledgment for the subject property commercial zoning. Per (redacted), Zoning allows for single family use. The subject property, as improved, is designed for a single-unit residential use. Continued use of the existing improvements is legally permissible and physically possible. Continued use of the improvements appears to be financially feasible and to represent the property’s maximum productivity. The (redacted) has reviewed the current zoning ordinance and the regulations permit and support the current single family residential use as the highest and best use. -- Per guidelines, Properties zoned commercial or agricultural are ineligible.		Verified reserves - (redacted) months reserves or (redacted) required, (redacted) months reserves or (redacted) verified.; Verified credit history - FICO (redacted), minimum required (redacted).;		12/05/2025 EV2/B - Investor Acknowledged Exception, current zoning allows for single family use and the continued use of the existing the existing improvements is legally permissible and physically possible.	Funded	C	B	C	B	C	B	C	B	C	B
(redacted)	305029622	(redacted)	1157085	12/30/2025	Credit	Missing Letter of Explanation	CRED 0104	3	1	Closed	Missing qualifying guarantors attestation that the purpose of the borrowing entity, (redacted), is to manage real estate. The operating agreement only states the purpose of the business is to carry on any activity which is lawful under the jurisdiction in which it operates. -- Per guidelines, (redacted) must have been created to manage rental properties only.	12/31/2025			12/31/2025 Recd borrower LOX confirming that the purpose for forming the borrowing entity was to obtain and manage rental properties. - 12/31/2025 Recd borrower LOX confirming that the purpose for forming the borrowing entity was to obtain and manage rental properties.	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	305028169	(redacted)	1157971	01/06/2026	Compliance	Missing personal guarantee(s).	NOTE 0062	3	2	Acknowledged					01/08/2026 EV2/B - Investor acknowledges the electronically signed guaranty completed post-consummation. 01/08/2026 Escalated to investor for review.	Funded	C	B	C	B	C	B	C	B	C	B